Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 484,909	¥ 502,116
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 389,000	¥ 408,000